Debt - Schedule of Future Maturities of the Term Loan Facility (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total principal amounts of debt	$ 60,000	$ 58,103	$ 27,000
Fortress Term Loan
Debt Instrument [Line Items]
December 31, 2026	12,500
December 31, 2027	47,500
Total principal amounts of debt	$ 60,000
2021 Term Loan
Debt Instrument [Line Items]
December 31, 2023		0
December 31, 2024		0
December 31, 2025		3,929
December 31, 2026		51,071
Total principal amounts of debt		$ 55,000	$ 25,000